Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	May 25, 2021	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Cash equivalents		$ 0	$ 0
Maturity term of U.S. government securities		185 days
Cash, FDIC insured amount		$ 250,000	250,000
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
IPO [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Number of units sold in Initial Public Offering (in shares)	15,000,000
Anti-dilutive securities attributable to warrants (in shares)		8,153,833
IPO [Member] | Common Stock
Basis of Presentation and Summary of Significant Accounting Policies
Number of units sold in Initial Public Offering (in shares)		17,161,500